CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 21.2%	Shares	Value
Communications - 1.4%
Advertising & Marketing - 0.2%
Omnicom Group, Inc.	11,711	$ 848,579

Entertainment Content - 0.1%
Activision Blizzard, Inc.	6,982	540,337

Internet Media & Services - 0.2%
Expedia Group, Inc. (a)	7,751	1,270,389

Telecommunications - 0.9%
AT&T, Inc.	76,972	2,079,014
Verizon Communications, Inc.	45,428	2,453,566
		4,532,580
Consumer Discretionary - 2.0%
Apparel & Textile Products - 0.2%
Columbia Sportswear Company	10,796	1,034,689

Automotive - 0.3%
General Motors Company (a)	35,267	1,858,923

Consumer Services - 0.2%
Service Corporation International	16,155	973,500

Leisure Facilities & Services - 0.3%
Las Vegas Sands Corporation (a)	18,867	690,532
Restaurant Brands International, Inc.	11,147	682,085
		1,372,617
Retail - Discretionary - 1.0%
AutoZone, Inc. (a)	850	1,443,292
Foot Locker, Inc.	33,078	1,510,342
Genuine Parts Company	7,141	865,703
Home Depot, Inc. (The)	4,455	1,462,398
		5,281,735

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.2% (Continued)	Shares	Value
Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Company (The)	23,455	$ 1,230,684

Food - 0.3%
Conagra Brands, Inc.	21,572	730,643
Lamb Weston Holdings, Inc.	13,178	808,734
		1,539,377
Household Products - 0.3%
Procter & Gamble Company (The)	10,650	1,488,870

Retail - Consumer Staples - 0.2%
Dollar Tree, Inc. (a)	12,836	1,228,662

Tobacco & Cannabis - 0.4%
Philip Morris International, Inc.	20,682	1,960,447

Energy - 1.3%
Oil & Gas Producers - 1.3%
Diamondback Energy, Inc.	10,367	981,444
Exxon Mobil Corporation	36,424	2,142,459
Hess Corporation	11,771	919,433
Pioneer Natural Resources Company	12,480	2,078,045
TotalEnergies SE - ADR	19,229	921,646
		7,043,027
Financials - 4.2%
Asset Management - 0.2%
Ares Capital Corporation	45,406	923,104

Banking - 2.1%
Citigroup, Inc.	22,422	1,573,576
JPMorgan Chase & Company	19,178	3,139,247
KeyCorp	45,877	991,861
M&T Bank Corporation	3,417	510,295
Pinnacle Financial Partners, Inc.	17,082	1,607,074
PNC Financial Services Group, Inc. (The)	7,314	1,430,911

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.2% (Continued)	Shares	Value
Financials - 4.2% (Continued)
Banking - 2.1% (Continued)
Truist Financial Corporation	26,516	$ 1,555,163
		10,808,127
Institutional Financial Services - 0.7%
CME Group, Inc.	4,200	812,196
Morgan Stanley	28,755	2,798,149
		3,610,345
Insurance - 1.0%
Allstate Corporation (The)	13,910	1,770,882
Arthur J. Gallagher & Company	4,714	700,736
Hanover Insurance Group, Inc. (The)	8,297	1,075,457
Lincoln National Corporation	27,461	1,887,944
		5,435,019
Specialty Finance - 0.2%
Blackstone Mortgage Trust, Inc. - Class A	13,347	404,681
Synchrony Financial	19,034	930,382
		1,335,063
Health Care - 2.4%
Biotech & Pharma - 1.1%
Bristol-Myers Squibb Company	23,788	1,407,536
Johnson & Johnson	16,818	2,716,107
Merck & Company, Inc.	23,555	1,769,216
		5,892,859
Health Care Facilities & Services - 0.9%
Quest Diagnostics, Inc.	12,602	1,831,197
Syneos Health, Inc. (a)	13,061	1,142,576
UnitedHealth Group, Inc.	1,720	672,073
Universal Health Services, Inc. - Class B	8,795	1,216,964
		4,862,810
Medical Equipment & Devices - 0.4%
Abbott Laboratories	17,148	2,025,693

Industrials - 1.9%
Aerospace & Defense - 0.2%
Lockheed Martin Corporation	3,224	1,112,602

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.2% (Continued)	Shares	Value
Industrials - 1.9% (Continued)
Diversified Industrials - 0.4%
Emerson Electric Company	21,094	$ 1,987,055

Electrical Equipment - 0.2%
nVent Electric plc	22,833	738,191

Machinery - 0.6%
Caterpillar, Inc.	6,947	1,333,615
Gates Industrial Corporation plc (a)	69,180	1,125,559
Snap-on, Inc.	4,077	851,889
		3,311,063
Transportation & Logistics - 0.2%
United Parcel Service, Inc. - Class B	6,897	1,255,944

Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	30,064	1,061,861
PACCAR, Inc.	8,073	637,121
		1,698,982
Materials - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	3,850	986,023
CF Industries Holdings, Inc.	19,480	1,087,374
FMC Corporation	16,164	1,479,976
Univar Solutions, Inc. (a)	54,318	1,293,855
		4,847,228
Construction Materials - 0.3%
Vulcan Materials Company	10,005	1,692,446

Metals & Mining - 0.2%
Southern Copper Corporation	11,926	669,525

Real Estate - 1.6%
REITs - 1.6%
Crown Castle International Corporation	4,552	788,953
Healthcare Trust of America, Inc. - Class A	63,392	1,880,207
Healthpeak Properties, Inc.	28,600	957,528

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.2% (Continued)	Shares	Value
Real Estate - 1.6% (Continued)
REITs - 1.6% (Continued)
Life Storage, Inc.	9,547	$ 1,095,423
Mid-America Apartment Communities, Inc.	9,859	1,841,168
Weyerhaeuser Company	47,657	1,695,159
		8,258,438
Technology - 2.3%
Semiconductors - 0.5%
Intel Corporation	37,114	1,977,434
Lam Research Corporation	1,298	738,757
		2,716,191
Software - 0.4%
Microsoft Corporation	7,450	2,100,304

Technology Hardware - 1.2%
Apple, Inc.	8,430	1,192,845
Ciena Corporation (a)	27,926	1,434,000
Cisco Systems, Inc.	13,960	759,843
Dolby Laboratories, Inc. - Class A	16,350	1,438,800
Seagate Technology Holdings plc	18,213	1,502,937
		6,328,425
Technology Services - 0.2%
DXC Technology Company (a)	23,728	797,498

Utilities - 1.3%
Electric Utilities - 1.3%
Ameren Corporation	14,983	1,213,623
American Electric Power Company, Inc.	22,688	1,841,812
CMS Energy Corporation	16,399	979,512
Public Service Enterprise Group, Inc.	26,306	1,602,036
Southern Company (The)	16,333	1,012,156
		6,649,139

Total Common Stocks (Cost $90,678,182)		$ 111,260,467

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 2.1%	Shares	Value
iShares Silver Trust (a) (Cost $12,618,030)	535,000	$ 10,978,200

PREFERRED STOCKS - 4.0%	Shares	Value
Communications - 0.1%
Entertainment Content - 0.1%
ViacomCBS, Inc., Series A, 5.75%	10,900	$ 712,097

Financials - 1.4%
Specialty Finance - 1.4%
AGNC Investment Corporation, Series F, 6.12%	60,000	1,514,400
Annaly Capital Management, Inc., Series F, 6.95%	235,540	6,086,353
		7,600,753
Real Estate - 2.5%
REITs - 2.5%
Chimera Investment Corporation, Series B, 8.00%	266,980	6,837,358
New Residential Investment Corporation, Series C, 6.375%	260,000	6,081,400
		12,918,758

Total Preferred Stocks (Cost $17,355,488)		$ 21,231,608

CORPORATE BONDS - 28.2%	Par Value	Value
Communications - 1.3%
Cincinnati Bell, Inc., 8.00%, due 10/15/2025 (b)	$ 1,180,000	$ 1,229,796
Consolidated Communications Holdings, Inc., 6.50%, due 10/1/2028 (b)	975,000	1,059,094
Liberty Interactive, LLC, 8.50%, due 7/15/2029	1,000,000	1,135,000
Walt Disney Company (The), 3.80%, due 3/22/2030	3,205,000	3,641,323
		7,065,213

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 28.2% (Continued)	Par Value	Value
Consumer Discretionary - 5.4%
AAG FH L.P./AAG FH Finco, Inc., 9.75%, due 7/15/2024 (b)	$ 2,523,000	$ 2,497,770
Affinity Gaming, 6.88%, due 12/15/2027 (b)	1,200,000	1,260,000
AutoNation, Inc., 3.80%, due 11/15/2027	3,532,000	3,874,374
Bed Bath & Beyond, Inc., 3.75%, due 8/1/2024	1,820,000	1,854,070
Bed Bath & Beyond, Inc., 5.17%, due 8/1/2044	1,290,000	1,125,080
Ford Motor Company, 9.00%, due 4/22/2025	1,290,000	1,550,283
Ford Motor Credit Company, LLC, 4.54%, due 8/1/2026	1,375,000	1,482,704
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	1,954,000	2,349,697
Kohl's Corporation, 5.55%, due 7/17/2045	2,969,000	3,548,426
L Brands, Inc., 5.25%, due 2/1/2028	1,180,000	1,301,540
QVC, Inc., 5.95%, due 3/15/2043	1,645,000	1,727,250
Sonic Automotive, Inc., 6.13%, due 3/15/2027	1,200,000	1,247,148
StoneMor, Inc., 8.50%, due 5/15/2029 (b)	1,520,000	1,561,800
Tiffany & Company, 4.90%, due 10/1/2044	2,269,000	3,026,601
		28,406,743
Consumer Staples - 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.50%, due 6/1/2050	4,495,000	5,350,339
KeHE Distributors, LLC, 8.63%, due 10/15/2026 (b)	1,030,000	1,112,400
		6,462,739
Energy - 4.1%
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.63%, due 7/15/2026 (b)	1,463,000	1,528,835
Colgate Energy Partners III, LLC, 7.75%, due 2/15/2026 (b)	2,465,000	2,594,412
Energy Transfer Operating, L.P., 7.125% (H15T5Y + 530.6) due 5/15/2165 (c)	6,738,000	7,015,942
EnLink Midstream Partners, L.P., 4.85%, due 7/15/2026	1,475,000	1,548,308
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.63%, due 6/15/2024	1,750,000	1,745,625
Parkland Fuel Corporation, 5.88%, due 7/15/2027 (b)	1,373,000	1,455,380

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 28.2% (Continued)	Par Value	Value
Energy - 4.1% (Continued)
Plains All American Pipeline, L.P., 3.80%, due 9/15/2030	$ 3,365,000	$ 3,588,757
Teekay Corporation, 9.25%, due 11/15/2022 (b)	1,075,000	1,101,875
Western Midstream Operations, L.P., 4.35%, due 2/1/2025	845,000	891,654
		21,470,788
Financials - 7.7%
Ares Capital Corporation, 4.20%, due 6/10/2024	4,495,000	4,819,933
Ares Capital Corporation, 3.25%, due 7/15/2025	4,240,000	4,457,764
Bank of America Corporation, 0.879% (3MO LIBOR + 76) due 9/15/2026 (c)	5,562,000	5,555,712
Bank of Nova Scotia, 4.90% (H15T5Y + 455.1) due 9/4/2099 (c)(d)	1,580,000	1,698,500
Citizens Financial Group, Inc., Series B, 6.00% (3MO LIBOR + 300.3) due 12/31/2099 (c)(d)	2,750,000	2,880,625
Lincoln National Corporation, 3.05%, due 1/15/2030	3,195,000	3,399,557
NMI Holdings, Inc., 7.38%, due 6/1/2025 (b)	1,640,000	1,871,896
Owl Rock Capital Corporation, 3.40%, due 7/15/2026	3,885,000	4,045,642
PennyMac Corporation, 5.50%, due 3/15/2026 (b)	7,000,000	7,164,071
PRA Group Inc., 5.00%, due 10/1/2029 (b)	1,850,000	1,852,312
Provident Funding Associates, L.P./PFG Finance Corporation, 6.38%, due 6/15/2025 (b)	1,649,000	1,677,857
StoneX Group, Inc., 8.63%, due 6/15/2025 (b)	884,000	950,300
		40,374,169
Health Care - 0.5%
Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (b)	1,275,000	1,351,500
Prime Healthcare Services, Inc., 7.25%, due 11/1/2025 (b)	1,065,000	1,142,212
		2,493,712
Industrials - 1.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026 (b)	1,680,000	1,766,100
Boeing Company (The), 5.15%, due 5/1/2030	1,920,000	2,248,704
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, due 2/1/2026 (b)	1,500,000	1,563,750
Delta Air Lines, Inc., 7.38%, due 1/15/2026	533,000	627,721

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 28.2% (Continued)	Par Value	Value
Industrials - 1.9% (Continued)
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, due 12/15/2023 (b)	$ 1,290,000	$ 1,315,155
Harsco Corporation, 5.75%, due 7/31/2027 (b)	980,000	1,015,525
JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (b)	1,195,000	1,250,269
		9,787,224
Materials - 2.0%
Compass Minerals International, Inc., 4.88%, due 7/15/2024 (b)	1,410,000	1,468,162
Fortress Transportation & Infrastructure Investors, LLC, 9.75%, due 8/1/2027 (b)	1,320,000	1,494,900
IAMGOLD Corporation, 5.75%, due 10/15/2028 (b)	1,150,000	1,132,750
JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (b)	1,365,000	1,464,645
Neon Holdings, Inc., 10.13%, due 4/1/2026 (b)	1,903,000	2,059,998
Plastipak Holdings, Inc., 6.25%, due 10/15/2025 (b)	1,200,000	1,221,360
Tacora Resources, Inc., 8.25%, due 5/15/2026 (b)	1,550,000	1,573,250
		10,415,065
Real Estate - 0.5%
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (b)	1,500,000	1,522,500
iStar, Inc., 5.50%, due 2/15/2026	1,160,000	1,212,200
		2,734,700
Technology - 3.1%
Apple, Inc., 3.85%, due 5/4/2043	1,990,000	2,319,783
Brightstar Escrow Corporation, 9.75%, due 10/15/2025 (b)	1,430,000	1,533,675
CPI Card Group, Inc., 8.63%, due 3/15/2026 (b)	495,000	537,075
Dell International, LLC /EMC Corporation, 6.20%, due 7/15/2030	2,265,000	2,894,776
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	3,509,000	4,720,909
Oracle Corporation, 3.95%, due 3/25/2051	3,810,000	4,037,399
		16,043,617
Utilities - 0.5%
NSG Holdings, LLC, 7.75%, due 12/15/2025 (b)	1,364,235	1,468,258

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 28.2% (Continued)	Par Value	Value
Utilities - 0.5% (Continued)
Suburban Propane Partners, L.P., 5.88%, due 3/1/2027	$ 1,100,000	$ 1,146,750
		2,615,008

Total Corporate Bonds (Cost $135,300,035)		$ 147,868,978

ASSET-BACKED SECURITIES - 2.1%	Par Value	Value
Colony American Finance Ltd., Series 2019-1, 3.32%, due 1/15/2029 (b)	$ 4,306,112	$ 4,505,623
Colony American Finance Ltd., Series 2019-3, 2.71%, due 10/15/2052 (b)	2,048,859	2,133,086
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 1.486% (1MO LIBOR + 140) due 12/22/2035 (b)(c)	3,615,000	3,617,169
NRZ MSR Collateralized Notes, Series 2021-FHT1, 3.10%, due 7/25/2026 (b)	585,860	587,863
Total Asset-Backed Securities (Cost $10,555,621)		$ 10,843,741

MORTGAGE-BACKED SECURITIES - 27.2%	Par Value	Value
Agency Fixed Rate - 8.9%
Federal Home Loan Mortgage Corporation, Pool #G6-1858, 3.50%, due 1/1/2048	$ 3,386,252	$ 3,586,853
Federal Home Loan Mortgage Corporation, Pool #ZA-5269, 3.00%, due 2/1/2048	1,252,485	1,312,825
Federal Home Loan Mortgage Corporation, Pool #ZN-6606, 3.00%, due 6/1/2049	1,534,239	1,609,646
Federal Home Loan Mortgage Corporation, Pool #SD-0144, 3.00%, due 11/1/2049	1,119,051	1,173,025
Federal Home Loan Mortgage Corporation, Pool #QA-7416, 3.00%, due 2/1/2050	4,024,255	4,223,025
Federal National Mortgage Association, Pool #BM6059, 3.00%, due 9/1/2029	1,046,258	1,097,912
Federal National Mortgage Association, Pool #BN0356, 3.00%, due 12/1/2033	1,813,894	1,914,468

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 27.2% (Continued)	Par Value	Value
Agency Fixed Rate - 8.9% (Continued)
Federal National Mortgage Association, Pool #BP6450, 2.50%, due 7/1/2040	$ 3,383,516	$ 3,500,548
Federal National Mortgage Association, Pool #BP6638, 2.50%, due 8/1/2040	2,893,456	2,993,542
Federal National Mortgage Association, Pool #BP6565, 2.50%, due 8/1/2040	2,676,345	2,768,919
Federal National Mortgage Association, Pool #FM1526, 3.00%, due 9/1/2049	2,891,370	3,024,845
Federal National Mortgage Association, Pool #CA4128, 3.00%, due 9/1/2049	1,987,830	2,084,638
Federal National Mortgage Association, Pool #B03192, 3.00%, due 10/1/2049	2,684,526	2,813,995
Federal National Mortgage Association, Pool #BO8653, 3.00%, due 2/1/2050	2,714,784	2,851,842
Federal National Mortgage Association, Pool #MA4392, 2.50%, due 7/1/2051	3,928,500	4,008,692
Federal National Mortgage Association, Pool #BT1862, 2.50%, due 7/1/2051	5,641,232	5,818,221
Federal National Mortgage Association, Pool #FM8793, 2.50%, due 10/1/2051	2,010,000	2,074,380
		46,857,376
Commercial - 18.3%
Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (b)(c)	1,532,582	1,553,136
BDS Ltd., Series 2019-FL4, 1.193% (1MO LIBOR + 110) due 8/15/2036 (b)(c)	1,764,342	1,764,342
Credit Suisse Mortgage Trust, Series 2018-J1, 3.50%, due 2/25/2048 (b)(c)	2,405,092	2,466,160
Flagstar Mortgage Trust, Series 2020-2, 3.00%, due 6/25/2048 (b)(c)	1,361,361	1,384,478
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (b)(c)	2,165,817	2,189,137
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (b)(c)	2,984,613	2,992,423
FMC GMSR Issuer Trust, Series 2020-GT1, 4.45%, due 1/25/2026 (b)(c)	2,265,000	2,248,971

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 27.2% (Continued)	Par Value	Value
Commercial - 18.3% (Continued)
GS Mortgage Securities Trust, Series 2020-PJ5, 3.00%, due 3/27/2051 (b)(c)	$ 1,766,808	$ 1,811,763
GS Mortgage Securities Trust, Series 2021-PJ1, 2.50%, due 6/25/2051 (b)(c)	3,666,211	3,687,354
GS Mortgage Securities Trust, Series 2021-PJ2, 2.50%, due 7/25/2051 (b)(c)	3,139,468	3,135,911
GS Mortgage Securities Trust, Series 2021-PJ3, 2.50%, due 8/25/2051 (b)(c)	4,817,893	4,824,479
GS Mortgage Securities Trust, Series 2021-PJ4, 2.50%, due 9/25/2051 (b)(c)	6,438,064	6,446,865
GS Mortgage Securities Trust, IO, 0.50%, due 2/26/2052	99,225,000	1,922,484
GS Mortgage Securities Trust, Series 2021-P17, IO, 0.08%, due 1/25/2052 (b)	545,430,456	1,562,604
GS Mortgage Securities Trust, Series 2021-PJ8, IO, 0.10%, due 1/25/2052 (b)	362,523,985	1,407,717
HLSS Holdings, Inc., Series 2020-PLS1, 3.84%, due 12/25/2025 (b)	1,275,199	1,288,628
JPMorgan Mortgage Trust, Series 2020-LTV2, 3.00%, due 11/25/2050 (b)(c)	715,038	721,696
JPMorgan Mortgage Trust, Series 2021-4, 2.50%, due 8/25/2051 (b)(c)	4,450,698	4,462,345
JPMorgan Mortgage Trust, Series 2021-6, 2.50%, due 10/25/2051 (b)(c)	4,480,405	4,486,529
JPMorgan Mortgage Trust, Series 2021-10, IO, 0.14%, due 12/25/2051 (b)	296,109,202	1,615,483
JPMorgan Mortgage Trust, Series 2021-12-A-X-1, IO, 0.51%, due 2/25/2052	188,000,000	3,521,180
JPMorgan Wealth Management Trust, Series 2020-ATR1, 3.00%, due 2/25/2050 (b)(c)	790,301	807,059
Mello Mortgage Capital Acceptance, Series 2021-MTG3, IO, 0.13%, due 7/1/2051 (b)	185,830,271	549,197
Mello Mortgage Capital Acceptance, Series 2021-MTG3, 2.50%, due 7/1/2051 (b)	4,771,371	4,805,567
Morgan Stanley Residential Mortgage Loan Trust, Series 2020-1, 2.50%, due 12/25/2050 (b)(c)	1,975,686	1,998,144

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 27.2% (Continued)	Par Value	Value
Commercial - 18.3% (Continued)
Onslow Bay Financial, LLC, Series 2021-J1, 2.50%, due 5/25/2051 (b)(c)	$ 4,845,697	$ 4,857,167
Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (b)(c)	1,896,514	1,926,296
Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (b)(c)	1,760,880	1,776,579
Rate Mortgage Trust, Series 2021-J1, 2.50%, due 7/1/2051 (b)	4,596,299	4,602,582
RMF Buyout Issuance Trust, Series 2020-HB1, 1.72%, due 10/25/2050 (b)(c)	2,514,464	2,540,689
Rocket Mortgage Trust, Series 2021-1, 2.50%, due 3/25/2051 (b)(c)	2,493,195	2,509,069
Rocket Mortgage Trust, Series 2021-2, 2.50%, due 6/25/2051 (b)	5,248,760	5,265,777
Rocket Mortgage Trust, Series 2021-3, IO, 0.14%, due 7/25/2051 (b)	326,733,831	1,625,972
Rocket Mortgage Trust, Series 2021-4-A-21, 2.50%, due 9/25/2051	2,965,000	2,981,215
Sequoia Mortgage Trust, Series 2019-5, 3.50%, due 12/25/2049 (b)(c)	1,371,992	1,390,954
Sequoia Mortgage Trust, Series 2021-6-A-IO3, IO, 0.50%, due 10/25/2051 (b)	95,000,000	1,840,625
United Wholesale Mortgage, LLC, Series 2021-1-AX1, IO, 0.14%, due 6/25/2051 (b)	206,851,484	930,832
		95,901,409

Total Mortgage-Backed Securities (Cost $141,670,821)		$ 142,758,785

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.8%	Par Value	Value
Federal Home Loan Bank - 1.6%
Federal Home Loan Bank, 1.15% (e), due 2/26/2031	$ 2,660,000	$ 2,617,300
Federal Home Loan Bank, 1.25% (e), due 7/7/2031	6,100,000	6,053,746
		8,671,046

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.8% (Continued)	Par Value	Value
Small Business Administration - 0.8%
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	$ 3,648,462	$ 3,977,250

U.S. Treasury Bonds - 1.7%
U.S. Treasury Bonds, 3.75%, due 8/15/2041	3,775,000	4,882,874
U.S. Treasury Bonds, 1.63%, due 11/15/2050	4,665,000	4,178,637
		9,061,511
U.S. Treasury Notes - 5.7%
U.S. Treasury Notes, 2.00%, due 2/15/2023	9,160,000	9,390,431
U.S. Treasury Inflation-Protected Notes, 0.63%, due 4/15/2023	7,791,272	8,152,430
U.S. Treasury Notes, 1.63%, due 9/30/2026	245,000	252,494
U.S. Treasury Notes, 1.13%, due 2/15/2031	12,405,000	12,003,776
		29,799,131

Total U.S. Government & Agency Obligations (Cost $50,815,682)		$ 51,508,938

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (f) (Cost $432,702)	432,702	$ 432,702

Investments at Value - 94.7% (Cost $459,426,561)		$ 496,883,419

Other Assets in Excess of Liabilities - 5.3%		27,943,367

Net Assets - 100.0%		$ 524,826,786

(a)	Non-income producing security.
(b)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $152,119,153 as of September 30, 2021, representing 29.0% of net assets.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Security has a perpetual maturity date.
(e)	Step coupon. Rate shown is the coupon in effect as of September 30, 2021.
(f)	The rate shown is the 7-day effective yield as of September 30, 2021.
ADR – American Depositary Receipt IO – Interest Only H15T5Y – U.S. Treasury Yield Curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR – London Interbank Offered Rate

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communications - 2.9%
Internet Media & Services - 2.9%
Expedia Group, Inc. (a)	6,153	$ 1,008,477

Consumer Discretionary - 9.8%
Apparel & Textile Products - 2.4%
Columbia Sportswear Company	8,606	824,799

Consumer Services - 2.2%
Service Corporation International	12,825	772,835

Retail - Discretionary - 5.2%
AutoZone, Inc. (a)	671	1,139,351
Genuine Parts Company	5,652	685,192
		1,824,543
Consumer Staples - 6.3%
Food - 3.5%
Conagra Brands, Inc.	17,152	580,939
Lamb Weston Holdings, Inc.	10,533	646,410
		1,227,349
Retail - Consumer Staples - 2.8%
Dollar Tree, Inc. (a)	10,260	982,087

Energy - 4.8%
Oil & Gas Producers - 4.8%
Diamondback Energy, Inc.	8,203	776,578
Pioneer Natural Resources Company	5,313	884,667
		1,661,245
Financials - 18.6%
Banking - 7.1%
KeyCorp	36,395	786,860
M&T Bank Corporation	2,750	410,685
Pinnacle Financial Partners, Inc.	13,520	1,271,962
		2,469,507
Insurance - 9.4%
Allstate Corporation (The)	11,004	1,400,919

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 18.6% (Continued)
Insurance - 9.4% (Continued)
Hanover Insurance Group, Inc. (The)	6,602	$ 855,751
Lincoln National Corporation	14,541	999,694
		3,256,364
Specialty Finance - 2.1%
Synchrony Financial	15,171	741,558

Health Care - 9.6%
Health Care Facilities & Services - 9.6%
Quest Diagnostics, Inc.	10,064	1,462,400
Syneos Health, Inc. (a)	10,342	904,718
Universal Health Services, Inc. - Class B	6,969	964,300
		3,331,418
Industrials - 6.9%
Machinery - 4.5%
Gates Industrial Corporation plc (a)	54,982	894,557
Snap-on, Inc.	3,222	673,237
		1,567,794
Transportation Equipment - 2.4%
Allison Transmission Holdings, Inc.	23,880	843,441

Materials - 10.2%
Chemicals - 6.3%
FMC Corporation	12,825	1,174,257
Univar Solutions, Inc. (a)	42,941	1,022,855
		2,197,112
Construction Materials - 3.9%
Vulcan Materials Company	7,938	1,342,792

Real Estate - 12.2%
REITs - 12.2%
Healthcare Trust of America, Inc. - Class A	38,153	1,131,618
Healthpeak Properties, Inc.	22,686	759,527
Life Storage, Inc.	7,590	870,877
Mid-America Apartment Communities, Inc.	7,844	1,464,867
		4,226,889

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Technology - 8.4%
Technology Hardware - 6.6%
Ciena Corporation (a)	22,399	$ 1,150,189
Dolby Laboratories, Inc. - Class A	12,969	1,141,272
		2,291,461
Technology Services - 1.8%
DXC Technology Company (a)	18,782	631,263

Utilities - 8.7%
Electric Utilities - 8.7%
Ameren Corporation	11,900	963,900
CMS Energy Corporation	13,032	778,401
Public Service Enterprise Group, Inc.	20,894	1,272,445
		3,014,746

Total Common Stocks (Cost $28,527,288)		$ 34,215,680

MONEY MARKET FUNDS - 1.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $565,021)	565,021	$ 565,021

Investments at Value - 100.0% (Cost $29,092,309)		$ 34,780,701

Other Assets in Excess of Liabilities - 0.0% (c)		1,572

Net Assets - 100.0%		$ 34,782,273

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.
(c)	Percentage rounds to less than 0.1%.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Consumer Discretionary - 10.9%
Apparel & Textile Products - 1.7%
Oxford Industries, Inc.	15,908	$ 1,434,424
Wolverine World Wide, Inc.	57,109	1,704,133
		3,138,557
Home Construction - 1.8%
JELD-WEN Holding, Inc. (a)	38,992	975,970
Tri Pointe Homes, Inc. (a)	116,036	2,439,076
		3,415,046
Leisure Facilities & Services - 4.9%
Cheesecake Factory, Inc. (The) (a)	49,550	2,328,850
Denny's Corporation (a)	183,809	3,003,439
Jack in the Box, Inc.	37,950	3,693,674
		9,025,963
Retail - Discretionary - 1.3%
Rush Enterprises, Inc. - Class A	51,215	2,312,869

Wholesale - Discretionary - 1.2%
G-III Apparel Group Ltd. (a)	79,483	2,249,369

Consumer Staples - 4.0%
Food - 4.0%
Fresh Del Monte Produce, Inc.	70,005	2,255,561
Hain Celestial Group, Inc. (The) (a)	12,259	524,440
Hostess Brands, Inc. (a)	171,865	2,985,295
Phibro Animal Health Corporation - Class A	52,953	1,140,608
Sanderson Farms, Inc.	2,496	469,747
		7,375,651
Energy - 2.5%
Oil & Gas Producers - 1.1%
PDC Energy, Inc.	41,239	1,954,317

Oil & Gas Services & Equipment - 1.4%
ChampionX Corporation (a)	114,842	2,567,867

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 27.0%
Banking - 20.4%
Columbia Banking System, Inc.	75,107	$ 2,853,315
CVB Financial Corporation	77,788	1,584,542
First Financial Bancorp	84,254	1,972,386
First Midwest Bancorp, Inc.	124,702	2,370,585
FNB Corporation	191,872	2,229,553
Independent Bank Group, Inc.	41,495	2,947,805
Pacific Premier Bancorp, Inc.	78,544	3,254,863
Renasant Corporation	60,786	2,191,335
Sandy Spring Bancorp, Inc.	68,495	3,138,441
SouthState Corporation	22,052	1,646,623
TowneBank	87,561	2,724,023
UMB Financial Corporation	32,549	3,147,814
Umpqua Holdings Corporation	130,846	2,649,631
United Bankshares, Inc.	39,730	1,445,377
United Community Banks, Inc.	105,415	3,459,720
		37,616,013
Insurance - 4.8%
American Equity Investment Life Holding Company	66,074	1,953,808
Kemper Corporation	41,711	2,785,878
Selective Insurance Group, Inc.	55,412	4,185,268
		8,924,954
Specialty Finance - 1.8%
PRA Group, Inc. (a)	78,213	3,295,896

Health Care - 4.7%
Biotech & Pharma - 1.0%
Eagle Pharmaceuticals, Inc. (a)	33,412	1,863,721

Health Care Facilities & Services - 1.8%
Patterson Companies, Inc.	109,425	3,298,070

Medical Equipment & Devices - 1.9%
Integer Holdings Corporation (a)	39,239	3,505,612

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 22.4%
Aerospace & Defense - 2.5%
AAR Corporation (a)	73,474	$ 2,382,762
Moog, Inc. - Class A	29,572	2,254,273
		4,637,035
Commercial Support Services - 5.9%
Harsco Corporation (a)	110,760	1,877,382
Korn Ferry	48,937	3,541,081
TrueBlue, Inc. (a)	90,835	2,459,812
UniFirst Corporation	14,086	2,994,965
		10,873,240
Diversified Industrials - 1.4%
ITT, Inc.	29,846	2,561,981

Electrical Equipment - 1.1%
nVent Electric plc	60,017	1,940,350

Engineering & Construction - 3.1%
Dycom Industries, Inc. (a)	41,150	2,931,526
Parsons Corporation (a)	81,187	2,740,873
		5,672,399
Industrial Intermediate Products - 1.8%
EnPro Industries, Inc.	38,036	3,313,696

Machinery - 4.2%
Cactus, Inc. - Class A	67,965	2,563,640
Columbus McKinnon Corporation	37,775	1,826,421
Mueller Water Products, Inc.	224,508	3,417,012
		7,807,073
Transportation & Logistics - 2.4%
Hub Group, Inc. - Class A (a)	51,777	3,559,669
Saia, Inc. (a)	3,626	863,097
		4,422,766
Materials - 5.6%
Chemicals - 1.5%
Minerals Technologies, Inc.	39,519	2,760,007

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 5.6% (Continued)
Construction Materials - 1.5%
Eagle Materials, Inc.	20,995	$ 2,753,704

Containers & Packaging - 1.4%
TriMas Corporation (a)	81,651	2,642,227

Paper & Forest Products - 1.2%
Glatfelter Corporation	155,353	2,190,477

Real Estate - 9.8%
Real Estate Owners & Developers - 1.2%
McGrath RentCorp	30,942	2,226,277

REITs - 8.6%
First Industrial Realty Trust, Inc.	35,832	1,866,131
Healthcare Realty Trust, Inc.	75,880	2,259,706
Kite Realty Group Trust	90,072	1,833,866
Pebblebrook Hotel Trust	78,561	1,760,552
Piedmont Office Realty Trust, Inc. - Class A	115,758	2,017,662
PS Business Parks, Inc.	19,866	3,113,797
STAG Industrial, Inc.	78,433	3,078,495
		15,930,209
Technology - 7.9%
Semiconductors - 1.9%
CTS Corporation	57,150	1,766,507
Diodes, Inc. (a)	18,870	1,709,433
		3,475,940
Software - 3.0%
CommVault Systems, Inc. (a)	40,974	3,085,752
Progress Software Corporation	51,289	2,522,906
		5,608,658
Technology Hardware - 3.0%
Fabrinet (a)	21,365	2,190,126
Plexus Corporation (a)	36,507	3,264,091
		5,454,217

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Utilities - 4.1%
Electric Utilities - 3.0%
Avista Corporation	37,100	$ 1,451,352
Black Hills Corporation	25,026	1,570,632
NorthWestern Corporation	44,875	2,571,337
		5,593,321
Gas & Water Utilities - 1.1%
Southwest Gas Holdings, Inc.	28,676	1,917,851

Total Common Stocks (Cost $144,436,345)		$ 182,325,333

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $14,429)	14,429	$ 14,429

Investments at Value - 98.9% (Cost $144,450,774)		$ 182,339,762

Other Assets in Excess of Liabilities - 1.1%		2,106,608

Net Assets - 100.0%		$ 184,446,370

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

CORPORATE BONDS - 97.6%	Par Value	Value
Communications - 11.1%
AMC Networks, Inc., 5.00%, due 4/1/2024	$ 2,488,000	$ 2,515,990
Level 3 Financing, Inc., 5.38%, due 5/1/2025	1,120,000	1,144,150
Quebecor Media, Inc., 5.75%, due 1/15/2023	3,793,000	4,011,098
Sirius XM Radio, Inc., 3.13%, due 9/1/2026 (a)	5,000,000	5,068,750
Sprint Corporation, 7.13%, due 6/15/2024	2,060,000	2,344,692
TEGNA, Inc., 4.75%, due 3/15/2026 (a)	4,450,000	4,641,906
T-Mobile USA, Inc., 4.00%, due 4/15/2022	2,545,000	2,574,700
		22,301,286
Consumer Discretionary - 9.7%
Ford Motor Credit Company, LLC, 4.38%, due 8/6/2023	1,710,000	1,780,725
Ford Motor Credit Company, LLC, 4.06%, due 11/1/2024	3,780,000	3,974,632
Lennar Corporation, 4.13%, due 1/15/2022	2,995,000	2,995,000
Lennar Corporation, 4.75%, due 11/15/2022	880,000	909,058
QVC, Inc., 4.85%, due 4/1/2024	4,245,000	4,584,600
Travel + Leisure Company, 4.25%, due 3/1/2022	1,175,000	1,176,751
Travel + Leisure Company, 3.90%, due 3/1/2023	3,825,000	3,920,625
		19,341,391
Consumer Staples - 3.8%
Albertsons Companies, Inc., 3.25%, due 3/15/2026 (a)	4,800,000	4,872,000
Clearwater Paper Corporation, 5.38%, due 2/1/2025 (a)	2,500,000	2,693,750
		7,565,750
Energy - 13.5%
Cheniere Energy Partners, L.P., 5.63%, due 10/1/2026	4,740,000	4,870,350
DCP Midstream Operating, L.P., 3.88%, due 3/15/2023	3,300,000	3,377,781
DCP Midstream Operating, L.P., 5.38%, due 7/15/2025	1,700,000	1,878,500
EQT Midstream Partners, L.P., 4.75%, due 7/15/2023	1,305,000	1,362,811
Rattler Midstream, L.P., 5.63%, due 7/15/2025 (a)	5,000,000	5,206,500

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.6% (Continued)	Par Value	Value
Energy - 13.5% (Continued)
Sunoco, L.P./Sunoco Financing Corporation, 5.50%, due 2/15/2026	$ 5,000,000	$ 5,100,500
Western Midstream Operations, L.P., 4.35%, due 2/1/2025	5,000,000	5,276,059
		27,072,501
Financials - 16.9%
CIT Group, Inc., 5.00%, due 8/15/2022	4,245,000	4,389,330
Howmet Aerospace, Inc., 6.88%, due 5/1/2025	56,000	65,521
Icahn Enterprises, L.P., 4.75%, due 9/15/2024	5,000,000	5,200,000
Navient Corporation, 5.50%, due 1/25/2023	4,281,000	4,474,630
NMI Holdings, Inc., 7.38%, due 6/1/2025 (a)	5,000,000	5,707,000
OneMain Finance Corporation, 5.63%, due 3/15/2023	1,850,000	1,945,913
OneMain Finance Corporation, 6.13%, due 3/15/2024	2,620,000	2,799,470
SLM Corporation, 5.13%, due 4/5/2022	1,745,000	1,771,646
SLM Corporation, 4.20%, due 10/29/2025	1,975,000	2,117,398
StoneX Group, Inc., 8.63%, due 6/15/2025 (a)	5,000,000	5,375,000
		33,845,908
Health Care - 2.1%
HCA, Inc., 5.88%, due 5/1/2023	3,865,000	4,159,784

Industrials - 10.2%
ADT Corporation (The), 4.13%, due 6/15/2023	3,455,000	3,614,863
Arconic Corporation, 6.00%, due 5/15/2025 (a)	4,300,000	4,517,924
Delta Air Lines, Inc., 3.63%, due 3/15/2022	4,115,000	4,151,486
GFL Environmental, Inc., 4.25%, due 6/1/2025 (a)	745,000	768,281
GFL Environmental, Inc., 3.75%, due 8/1/2025 (a)	960,000	988,637
WESCO Distribution, Inc., 7.13%, due 6/15/2025 (a)	5,000,000	5,349,150
XPO Logistics, Inc., 6.25%, due 5/1/2025 (a)	965,000	1,017,477
		20,407,818
Materials - 9.9%
Alcoa, Inc., 5.13%, due 10/1/2024	1,980,000	2,183,544
Ball Corporation, 5.00%, due 3/15/2022	3,350,000	3,413,985
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	4,245,000	4,453,005

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.6% (Continued)	Par Value	Value
Materials - 9.9% (Continued)
Freeport-McMoran Copper & Gold, Inc., 3.88%, due 3/15/2023	$ 4,245,000	$ 4,379,566
Mercer International, Inc., 5.50%, due 1/15/2026	910,000	929,337
PolyOne Corporation, 5.25%, due 3/15/2023	4,245,000	4,510,313
		19,869,750
Real Estate - 9.2%
Brookfield Property REIT, Inc., 4.50%, due 4/1/2027 (a)	4,250,000	4,201,975
GLP Capital, L.P./GLP Financing II, Inc., 5.38%, due 11/1/2023	2,835,000	3,064,258
iStar, Inc., 4.75%, due 10/1/2024	5,000,000	5,287,500
SBA Communications Corporation, 3.88%, due 2/15/2027	3,885,000	4,025,831
Starwood Property Trust, Inc., 5.00%, due 12/15/2021	1,870,000	1,873,740
		18,453,304
Technology - 9.7%
CommScope Finance LLC, 6.00%, due 3/1/2026 (a)	4,547,000	4,739,475
EMC Corporation, 3.38%, due 6/1/2023	3,529,000	3,643,692
Seagate HDD Cayman, 4.75%, due 6/1/2023	2,480,000	2,628,800
Sensata Technologies B.V., 5.63%, due 11/1/2024 (a)	1,785,000	1,975,620
VICI Properties, 4.25%, due 12/1/2026 (a)	1,425,000	1,488,170
Western Digital Corporation, 4.75%, due 2/15/2026	4,415,000	4,893,807
		19,369,564
Utilities - 1.5%
AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.63%, due 5/20/2024	2,865,000	3,112,106

Total Corporate Bonds (Cost $192,181,805)		$ 195,499,162

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $643,897)	643,897	$ 643,897

Investments at Value - 97.9% (Cost $192,825,702)		$ 196,143,059

Other Assets in Excess of Liabilities - 2.1%		4,174,523

Net Assets - 100.0%		$ 200,317,582

(a)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $58,611,615 as of September 30, 2021, representing 29.3% of net assets.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Consumer Discretionary - 16.7%
Apparel & Textile Products - 2.5%
Capri Holdings Ltd. (a)	6,728	$ 325,702
Deckers Outdoor Corporation (a)	1,248	449,530
		775,232
Home Construction - 1.6%
Skyline Champion Corporation (a)	5,069	304,444
Taylor Morrison Home Corporation (a)	6,732	173,551
		477,995
Leisure Facilities & Services - 7.9%
Bloomin' Brands, Inc. (a)	9,929	248,225
Boyd Gaming Corporation (a)	14,792	935,742
Brinker International, Inc. (a)	6,650	326,183
Century Casinos, Inc. (a)	11,185	150,662
Churchill Downs, Inc.	1,440	345,715
Dine Brands Global, Inc. (a)	2,940	238,757
Full House Resorts, Inc. (a)	18,945	201,007
		2,446,291
Retail - Discretionary - 4.7%
American Eagle Outfitters, Inc.	11,620	299,796
Asbury Automotive Group, Inc. (a)	1,612	317,145
Builders FirstSource, Inc. (a)	5,791	299,626
Foot Locker, Inc.	4,277	195,288
Lithia Motors, Inc.	1,034	327,819
		1,439,674
Energy - 1.8%
Oil Field Services - 0.5%
TETRA Technologies, Inc. (a)	44,457	138,706

Renewable Energy - 1.3%
Sunnova Energy International, Inc. (a)	5,563	183,245
Sunrun, Inc. (a)	5,261	231,484
		414,729
Financials - 2.9%
Asset Management - 2.0%
Open Lending Corporation - Class A (a)	9,685	349,338

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Financials - 2.9% (Continued)
Asset Management - 2.0% (Continued)
Silvergate Capital Corporation - Class A (a)	2,370	$ 273,735
		623,073
Banking - 0.9%
Pinnacle Financial Partners, Inc.	2,738	257,591

Health Care - 30.0%
Biotech & Pharma - 11.7%
9 Meters Biopharma, Inc. (a)	86,748	112,773
Affimed N.V. (a)	12,546	77,534
Allogene Therapeutics, Inc. (a)	3,861	99,228
ALX Oncology Holdings, Inc. (a)	978	72,235
Arena Pharmaceuticals, Inc. (a)	4,528	269,643
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,428	198,364
BridgeBio Pharma, Inc. (a)	2,997	140,469
Fate Therapeutics, Inc. (a)	2,194	130,038
Intellia Therapeutics, Inc. (a)	1,556	208,737
Iovance Biotherapeutics, Inc. (a)	11,280	278,165
Kura Oncology, Inc. (a)	6,614	123,880
Mirum Pharmaceuticals, Inc. (a)	12,206	243,144
Phathom Pharmaceuticals, Inc. (a)	4,160	133,536
PTC Therapeutics, Inc. (a)	1,077	40,075
Scholar Rock Holding Corporation (a)	3,158	104,277
Trillium Therapeutics, Inc. (a)	18,056	317,063
Turning Point Therapeutics, Inc. (a)	924	61,381
United Therapeutics Corporation (a)	5,329	983,627
		3,594,169
Health Care Facilities & Services - 6.0%
Acadia Healthcare Company, Inc. (a)	5,824	371,455
LHC Group, Inc. (a)	1,027	161,147
ModivCare, Inc. (a)	2,883	523,611
Owens & Minor, Inc.	9,935	310,866

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Health Care - 30.0% (Continued)
Health Care Facilities & Services - 6.0% (Continued)
Syneos Health, Inc. (a)	2,782	$ 243,369
Tenet Healthcare Corporation (a)	3,453	229,417
		1,839,865
Medical Equipment & Devices - 12.3%
AtriCure, Inc. (a)	2,650	184,308
Axonics, Inc. (a)	8,698	566,153
Castle Biosciences, Inc. (a)	2,604	173,166
CONMED Corporation	2,529	330,869
ICU Medical, Inc. (a)	1,530	357,072
Inspire Medical Systems, Inc. (a)	1,072	249,647
Merit Medical Systems, Inc. (a)	5,116	367,329
Natera, Inc. (a)	8,926	994,713
Stevanato Group S.p.A. (a)	7,817	197,848
Tandem Diabetes Care, Inc. (a)	3,214	383,687
		3,804,792
Industrials - 11.7%
Engineering & Construction - 3.4%
TopBuild Corporation (a)	2,097	429,487
WillScot Mobile Mini Holdings Corporation (a)	19,546	619,999
		1,049,486
Industrial Intermediate Products - 2.1%
Chart Industries, Inc. (a)	3,274	625,694

Industrial Support Services - 2.0%
H&E Equipment Services, Inc.	7,050	244,705
SiteOne Landscape Supply, Inc. (a)	1,850	369,020
		613,725
Machinery - 4.2%
Lincoln Electric Holdings, Inc.	2,392	308,065
Oshkosh Corporation	4,537	464,453
Terex Corporation	5,879	247,506
Valmont Industries, Inc.	1,168	274,620
		1,294,644

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Materials - 5.0%
Chemicals - 2.7%
Avient Corporation	5,793	$ 268,506
Danimer Scientific, Inc. (a)	2,322	37,941
Quaker Chemical Corporation	2,267	538,911
		845,358
Construction Materials - 1.4%
Advanced Drainage Systems, Inc.	3,893	421,106

Containers & Packaging - 0.9%
Sealed Air Corporation	5,113	280,141

Real Estate - 2.8%
REITs - 2.8%
CyrusOne, Inc.	4,062	314,440
NexPoint Residential Trust, Inc.	3,747	231,864
Ryman Hospitality Properties, Inc. (a)	3,930	328,941
		875,245
Technology - 25.7%
Semiconductors - 4.2%
Brooks Automation, Inc.	1,250	127,937
inTEST Corporation (a)	6,765	77,662
MACOM Technology Solutions Holdings, Inc. (a)	7,352	476,924
Silicon Motion Technology Corporation - ADR	4,222	291,234
Synaptics, Inc. (a)	1,812	325,671
		1,299,428
Software - 16.0%
Avaya Holdings Corporation (a)	16,213	320,855
Bandwidth, Inc. - Class A (a)	2,268	204,755
Calix, Inc. (a)	7,595	375,421
Digital Turbine, Inc. (a)	3,443	236,706
Domo, Inc. - Class B (a)	4,955	418,400
LivePerson, Inc. (a)	4,522	266,572
Manhattan Associates, Inc. (a)	3,489	533,922
Nutanix, Inc. - Class A (a)	20,876	787,025
Rapid7, Inc. (a)	7,683	868,333
SailPoint Technology Holdings, Inc. (a)	4,561	195,576

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Technology - 25.4% (Continued)
Software - 16.0% (Continued)
Smartsheet, Inc. - Class A (a)	2,511	$ 172,807
Thryv Holdings, Inc. (a)	7,540	226,501
Varonis Systems, Inc. (a)	4,882	297,070
		4,903,943
Technology Hardware - 1.2%
CommScope Holding Company, Inc. (a)	26,921	365,857

Technology Services - 4.3%
DXC Technology Company (a)	17,170	577,084
Endava plc - ADR (a)	3,805	516,909
Everi Holdings, Inc. (a)	9,910	239,624
		1,333,617

Total Common Stocks (Cost $21,623,289)		$ 29,720,361

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $68,363)	68,363	$ 68,363

Investments at Value - 96.8% (Cost $21,691,652)		$ 29,788,724

Other Assets in Excess of Liabilities - 3.2%		985,208

Net Assets - 100.0%		$ 30,773,932

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.
ADR – American Depositary Receipt

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

CORPORATE BONDS – 53.6%	Par Value	Value
Communications - 0.5%
Walt Disney Company (The), 1.75%, due 1/13/2026	$ 25,000	$ 25,640

Consumer Discretionary - 3.6%
Ford Motor Company, 8.50%, due 4/21/2023	50,000	54,997
General Motors Financial Company, Inc., 1.70%, due 8/18/2023	75,000	76,411
Travel + Leisure Company, 4.25%, due 3/1/2022	50,000	50,075
		181,483
Consumer Staples - 1.1%
CVS Health Corporation, 2.63%, due 8/15/2024	50,000	52,495

Energy - 5.0%
Cheniere Energy Partners, L.P., 0.95%, due 10/1/2024	45,000	45,009
Pioneer Natural Resources Company, 0.75%, due 1/15/2024	100,000	99,886
Regency Energy Partners, L.P., 4.50%, due 11/1/2023	50,000	53,198
Sunoco, L.P./Sunoco Financing Corporation, 5.50%, due 2/15/2026	50,000	51,005
		249,098
Financials – 22.9%
Ares Capital Corporation, 4.25%, due 3/1/2025	100,000	107,299
Bank of America Corporation, 0.981% (SOFR + 91), due 9/25/2025 (a)	100,000	100,116
Bank of Montreal, 0.95%, due 1/22/2027	25,000	24,601
Canadian Imperial Bank of Commerce, 3.50%, due 9/13/2023	75,000	79,495
Citigroup, Inc., 3.352% (3MO LIBOR + 89.6), due 4/24/2025 (a)	115,000	122,269
Goldman Sachs Group, Inc., 0.881% (3MO LIBOR + 75), due 2/23/2023 (a)	50,000	50,393
Goldman Sachs Group, Inc., 0.673% (SOFR + 57.2), due 3/8/2024 (a)	100,000	100,121
Morgan Stanley, 0.731% (SOFR + 61.6), due 4/5/2024 (a)	100,000	100,333

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS – 53.6% (Continued)	Par Value	Value
Financials – 22.9% (Continued)
Morgan Stanley, 2.188% (SOFR + 199), due 4/28/2026 (a)	$ 25,000	$ 25,816
Navient Corporation, 7.25%, due 9/25/2023	50,000	54,526
OneMain Finance Corporation, 6.13%, due 3/15/2024	20,000	21,370
Owl Rock Capital Corporation, 4.00%, due 3/30/2025	80,000	84,529
Royal Bank of Canada, 0.50%, due 10/26/2023	150,000	150,082
SLM Corporation, 5.13%, due 4/5/2022	50,000	50,763
Wells Fargo & Company, 1.654% (SOFR + 160,) due 6/2/2024 (a)	75,000	76,461
		1,025,905
Health Care - 1.0%
AmerisourceBergen Corporation, 0.74%, due 5/15/2023	50,000	50,077

Industrials - 7.8%
Arconic Corporation, 6.00%, due 5/15/2025 (b)	50,000	52,534
Boeing Company (The), 1.43%, due 2/4/2024	75,000	75,120
CNH Industrial Capital, LLC, 1.95%, due 7/2/2023	50,000	51,105
John Deere Capital Corporation, 2.70%, due 1/6/2023	58,000	59,793
Quanta Services, Inc., 0.95%, due 10/1/2024	100,000	100,035
WESCO Distribution, Inc., 7.13%, due 6/15/2025 (b)	50,000	53,492
		392,079
Materials - 2.1%
EI du Pont de Nemours and Company, 1.70%, due 7/15/2025	50,000	51,023
Mercer International, Inc., 5.50%, due 1/15/2026	50,000	51,062
		102,085
Real Estate - 2.1%
Simon Property Group, L.P., 3.50%, due 9/1/2025	50,000	54,306
Simon Property Group, L.P., 1.38%, due 1/15/2027	50,000	49,477
		103,783
Technology - 4.6%
CommScope Finance, LLC, 6.00%, due 3/1/2026 (b)	50,000	52,116
Hewlett Packard Enterprise Company, 1.75%, due 4/1/2026	100,000	101,413

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS – 53.6% (Continued)	Par Value	Value
Technology - 4.6% (Continued)
VMware, Inc., 1.00%, due 8/15/2024	$ 75,000	$ 75,247
		228,776
Utilities - 2.9%
American Electric Power, 0.75%, due 11/1/2023	75,000	75,005
CenterPoint Energy Resources Corporation, 0.70%, due 3/2/2023	5,000	5,000
OGE Energy Corporation, 0.70%, due 5/26/2023	67,000	67,005
		147,010

Total Corporate Bonds (Cost $2,682,970)		$ 2,680,700

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.5%	Par Value	Value
U.S. Treasury Notes - 2.5%
U.S. Treasury Notes, 2.00%, due 2/15/2023	$ 50,000	$ 51,258
U.S. Treasury Notes, 0.38%, due 9/15/2024	50,000	49,777
U.S. Treasury Notes, 0.38%, due 11/30/2025	25,000	24,515
Total U.S. Government & Agency Obligations (Cost $125,529)		$ 125,550

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 99.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $4,983,601)	4,983,601	$ 4,983,601

Investments at Value – 155.7% (Cost $7,792,100)		$ 7,789,851

Liabilities in Excess of Other Assets - (55.7%)		(2,787,203)

Net Assets - 100.0%		$ 5,002,648

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $158,142 as of September 30, 2021, representing 3.2% of net assets.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.

LIBOR – London Interbank Offered Rate SOFR – Secured Overnight Financing Rate